091-18183-fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2014 DEC 19 PM 1:41
SEC / TM

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SEC
Mail Processing
Section
DEC 19 2014
Washington DC
404

14011617

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Ownership of the Trust
4. Name of Underlying Instrument:
BioShares Biotechnology Products Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
BBP
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Various
8. Settlement Methodology of New Derivative Securities Product:
See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Peter D. Santori

Title:
Executive Vice President
Chief Compliance Officer, Chief Regulatory Officer

Telephone Number:
312-663-2402

Manual Signature of Official Responsible for Form:

Date: December 18, 2014

Act	Securities Exchange Act of 1934
Section	
Rule	
Public Availability:	DEC 19 2014

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

RECEIVED

2014 DEC 19 PM 1:40

SEC / TM

SEC
Mail Processing
Section
DEC 19 2014
Washington DC
404

December 18, 2014

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Form 19b-4(e) for exchange traded product

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

BBC	BioShares Biotechnology Clinical Trials Fund
BBP	BioShares Biotechnology Products Fund

If you have any questions about this filing, please contact me at (312) 663-2402.

Sincerely,

Peter D. Santori
Executive Vice President
Chief Compliance Officer
Chief Regulatory Officer

Enclosures

Act	Securities [illegible] Act of 1934
Section	19b-[illegible]
Rule	[illegible]
Public Availability:	[illegible]